OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.8%
	EQUITY - 49.1%
87,600	Avantis International Small Cap Value ETF	$ 6,944,928
32,000	Consumer Staples Select Sector SPDR Fund	2,591,040
209,700	Dimensional International Small Cap Value ETF	6,901,227
157,600	Dimensional International Value ETF	6,750,008
76,700	First Trust Utilities AlphaDEX Fund	3,250,546
51,500	Global X MLP & Energy Infrastructure ETF	3,226,990
125,700	iShares Latin America 40 ETF(a)	3,294,597
128,000	iShares MSCI Australia ETF(a)	3,368,960
116,700	iShares MSCI Brazil ETF(a)	3,366,795
76,700	iShares MSCI Canada ETF	3,543,540
46,100	iShares MSCI EAFE ETF	4,120,879
76,900	iShares MSCI EAFE Min Vol Factor ETF	6,464,214
145,300	iShares MSCI EAFE Value ETF(a)	9,223,644
79,600	iShares MSCI Germany ETF	3,367,876
187,500	iShares MSCI International Momentum Factor ETF	8,566,875
71,300	iShares MSCI Italy ETF(a)	3,432,382
43,700	iShares MSCI Japan ETF	3,276,189
138,600	iShares MSCI Pacific ex Japan ETF	6,842,682
20,600	iShares U.S. Aerospace & Defense ETF(a)	3,885,984
110,200	iShares US Consumer Goods ETF(a)	7,766,896
570,500	SPDR Portfolio S&P 500 ETF	41,469,645
86,900	Vanguard FTSE Emerging Markets ETF	4,298,074
29,700	Vanguard Mid-Cap Growth ETF(a)	8,446,383
		154,400,354
	FIXED INCOME - 19.7%
119,600	Eldridge BBB-B CLO ETF(a)	3,198,104
68,800	First Trust Senior Loan ETF	3,157,232
703,200	Invesco Senior Loan ETF(a)	14,710,944
30,500	iShares 3-7 Year Treasury Bond ETF	3,632,245
36,600	iShares CMBS ETF	1,783,152
69,500	iShares Floating Rate Bond ETF	3,545,890
120,100	PIMCO Multi Sector Bond Active ETF	3,187,454
25,200	Vanguard Intermediate-Term Corporate Bond ETF	2,089,584
214,100	Vanguard Total Bond Market ETF	15,764,183

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.8% (Continued)
	FIXED INCOME - 19.7% (Continued)
158,000	Vanguard Total International Bond ETF	$ 7,822,580
139,200	Virtus InfraCap U.S. Preferred Stock ETF	2,899,536
		61,790,904

	TOTAL EXCHANGE-TRADED FUNDS (Cost $204,028,888)	216,191,258

	OPEN END FUNDS — 31.0%
	ALTERNATIVE - 2.5%
358,207	DoubleLine Flexible Income Fund, Class I	3,130,727
510,420	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	4,716,283
1	JPMorgan Hedged Equity Fund, Class I	34
		7,847,044
	EQUITY - 1.2%
198,268	Pear Tree Polaris Foreign Value Small Cap Fund, Institutional Class	3,636,228

	FIXED INCOME - 27.3%
535	Allspring California Tax-Free Fund, Institutional Class	5,469
1,769	Ashmore Emerging Markets Total Return Fund, Institutional Class	9,076
572	BlackRock Floating Rate Income Portfolio, Institutional Class	5,494
1,153	BlackRock National Municipal Fund, Institutional Class	11,315
909	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	6,533
819	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	7,928
364	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,703
577,373	CrossingBridge Low Duration High Income Fund, Institutional Class	5,620,504
144,258	Dodge & Cox Global Bond Fund, Class I	1,607,036
345,875	DoubleLine Low Duration Emerging Markets Fixed, Class I	3,344,608
930,489	JPMorgan Income Fund, Class I	7,992,899
776,683	JPMorgan Mortgage-Backed Securities Fund, Class I	7,960,997
1,344	Metropolitan West Total Return Bond Fund, Class I	12,231
1,191	Neuberger Berman Strategic Income Fund, Class I	12,044
112,507	North Square Preferred And Income Securities Fund, Class I	2,420,006
658	Nuveen All-American Municipal Bond Fund, Class I	6,482
2,547	Nuveen Bond Index Fund, Institutional Class	24,681
1,903	Nuveen High Yield Municipal Bond Fund, Class I	26,685

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 31.0% (Continued)
	FIXED INCOME - 27.3% (Continued)
1,376	Nuveen Preferred Securities Fund, Class I	$ 21,722
469	Nuveen Short Duration High Yield Municipal Bond, Class I	4,424
733	Nuveen Strategic Income Fund, Class I	7,257
659	PIMCO Diversified Income Fund, Institutional Class	6,486
2,186	PIMCO Emerging Markets Bond Fund, Institutional Class	18,908
0(d)	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	0(e)
3	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	19
2,565,937	PIMCO Income Fund, Institutional Class	27,635,138
807,729	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	8,028,824
4,023	PIMCO Investment Grade Credit Bond Fund, Institutional Class	36,569
585	PIMCO Long-Term Credit Bond Fund, Institutional Class	5,154
281	PIMCO Low Duration Income Fund, Institutional Class	2,292
448	PIMCO Real Return Fund, Institutional Class	4,606
960	PIMCO Total Return Fund, Institutional Class	8,334
591,457	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,488,725
330,760	RiverPark Strategic Income Fund, Institutional Class	2,868,951
3,257	TCW Emerging Markets Income Fund, Class I	21,727
1,108,868	Thornburg Strategic Income Fund, Class I	12,751,977
		85,988,804

	TOTAL OPEN END FUNDS (Cost $93,658,945)	97,472,076

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.8%
	COLLATERAL FOR SECURITIES LOANED - 8.5%
26,591,331	First American Government Obligations Fund, Class X, 4.25% (b)(c) (Cost $26,591,331)	$ 26,591,331

	MONEY MARKET FUND - 0.3%
964,324	First American Government Obligations Fund, Class X, 4.25% (c) (Cost $964,324)	964,324

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,555,655)	27,555,655

	TOTAL INVESTMENTS - 108.6% (Cost $325,243,488)	$ 341,218,989
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)%	(27,092,934)
	NET ASSETS - 100.0%	$ 314,126,055

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage-Backed Securities
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $26,122,288, as of June 30, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $26,591,331 at June 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(d)	Less than one share.
(e)	Less than $1 USD.